SEGMENTAL INFORMATION	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
SEGMENTAL INFORMATION
SEGMENTAL INFORMATION

Operating segment, are components for an enterprise of which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. Based on the Company’s methods of internal reporting and management structure, we consider that we operate in one segment, the LNG market. During 2014, our fleet operated under time charters and in particular with seven charterers, Petrobras, Dubai Supply Authority ("DUSUP"), Pertamina, PT Nusantara Regas ("PTNR"), BG Group plc, Eni S.p.A. and Kuwait National Petroleum Company ("KNPC"). Petrobras is a Brazilian energy company. DUSUP is a government entity which is the sole supplier of natural gas to the Emirates.  Pertamina is the state-owned oil and gas company of Indonesia. PTNR is a joint venture company of Pertamina and Perusahaan Gas Negara, an Indonesian company engaged in the transport and distribution of natural gas in Indonesia. BG Group plc is headquartered in the United Kingdom. Eni S.p.A is an integrated energy company headquartered in Italy. KNPC is a subsidiary of Kuwait Petroleum Corporation, the state-owned oil and gas company of Kuwait.

In the years ended December 31, 2014, 2013 and 2012, revenues from each of the following customers accounted for over 10% of our consolidated and combined revenues:

(in thousands of $)	2014		2013		2012
Petrobras	99,976	25%	85,899	26%	92,952	32%
DUSUP	48,392	12%	48,029	15%	48,328	17%
Pertamina	40,004	10%	37,302	11%	37,300	13%
BG Group plc	68,884	17%	66,341	20%	66,148	23%
PTNR	66,345	17%	65,478	20%	41,902	15%
KNPC	43,220	11%	—	—%	—	—%

Geographic segment data
The following geographical data presents our revenues and fixed assets with respect only to our FSRUs, operating under long-term charters, at specific locations. LNG carriers operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries:

Revenues	2014	2013	2012

Brazil	99,976	85,899	92,952
United Arab Emirates	48,392	48,029	48,328
Indonesia	66,345	65,478	41,902
Kuwait	43,220	—	—

Fixed assets	2014	2013

Brazil	392,132	413,967
United Arab Emirates	133,082	142,757
Indonesia	219,610	233,734
Kuwait	281,946	—